Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

Other current assets

	March 31, 2021	December 31, 2020
Deferred transaction costs	$—	$3,041
Prepaid expenses	919	1,105
Contract assets	626	626
Vendor deposits	445	198
Other current assets	53	—

Total other current assets	$2,043	$4,970